Post-employment benefits for employees (Details 5) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Discount rate | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (466)	$ (790)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	491	839
Life expectancy | 1 year increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	535	869
Rate of pension increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	316	512
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(63)	(136)
Interest on savings account | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	38	58
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(37)	(58)
Salary increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	37	54
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (37)	$ (54)